Taxes - Operating taxes and levies - Statement of financial position components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Value added tax	€ 966	€ 996	€ 953
Other operating taxes and levies	138	94	74
Operating taxes and levies - receivables	1,104	1,090	1,027
Value added tax	(652)	(649)	(647)
Territorial Economic Contribution, IFER and similar taxes	(87)	(90)	(94)
Spectrum fees	(21)	(22)	(29)
Levies on telecommunication services	(128)	(118)	(113)
Other operating taxes and levies	(391)	(408)	(439)
Operating taxes and levies - payables	(1,279)	(1,287)	(1,322)
Operating taxes and levies - net	(175)	€ (197)	€ (295)	€ (217)
Value-added contribution payable	€ 19